GOODWILL AND INTANGIBLE ASSETS, NET - Key assumptions used to determine recoverable amount of goodwill (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 9,836,661	$ 8,143,146	$ 7,011,715
Banking Panama | Discounted cash flow
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 7,346,484
Discount Rate (real)	10.90%
Growth rate (real)	5.30%
Banking El Salvador | Discounted cash flow
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 1,356,837
Growth rate (real)	3.90%
Banking El Salvador | Discounted cash flow | Short Term
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	20.10%
Banking El Salvador | Discounted cash flow | Long Term
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	16.10%
Banking Guatemala | Discounted cash flow
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 1,122,680
Discount Rate (real)	13.00%
Growth rate (real)	4.90%
Other Segments | Discounted cash flow
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 10,660
Discount Rate (real)	38.08%